Tax Matters - Summary of Income taxes in the consolidated statements of net (loss) income (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Reconciliation Of Tax Expense Income At Applicable Tax Rate To Provision For Income Taxes [Abstract]
Applicable tax rate	25.00%	25.00%